Performance Management - FORT PITT CAPITAL TOTAL RETURN FUND	Feb. 27, 2026
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance. Effective January 1, 2026, following an internal restructuring, the Advisor began serving as the Fund’s investment adviser. Prior to January 1, 2026, Kovitz Investment Group Partners, LLC (the “Prior Advisor”) served as the Fund’s investment adviser. Prior to November 1, 2024, Fort Pitt Capital Group, LLC (“Fort Pitt Capital”) served as the Fund’s investment adviser. The Advisor was under common control with the Prior Advisor and the portfolio manager of the Fund did not change. The Fund’s performance for the period from November 1, 2024, until January 1, 2026, reflects the management of the Fund by the Prior Advisor.

On June 28, 2024, the Fund acquired all of the assets, and assumed all liabilities, of the Fort Pitt Capital Total Return Fund, a series of Advisors Series Trust (the “Predecessor Fund”), in a tax-free reorganization (the “Reorganization”). In connection with the Reorganization, shares of the Predecessor Fund were exchanged for shares of the Fund. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. In addition, the Fund’s portfolio manager managed the Predecessor Fund at Fort Pitt Capital from 2021 until the Reorganization. The Fund’s performance shown below for periods prior to June 28, 2024, is that of the Predecessor Fund. The Fund is a continuation of the Predecessor Fund and assumed the performance and accounting history of the Predecessor Fund as of the date of the Reorganization. Therefore, the performance information includes the performance of the Predecessor Fund. Prior to the Reorganization, the Fund was a “shell” fund with no assets and had not yet commenced operations. The Fund’s performance for the period from the Reorganization until November 1, 2024, reflects the management of the Fund by Fort Pitt Capital.

The Predecessor Fund was organized on July 15, 2011 to acquire the assets and liabilities of the Fort Pitt Capital Total Return Fund, a series of Fort Pitt Capital Funds (the “Prior Predecessor Fund”), which commenced operations on December 31, 2001, in exchange for shares of the Predecessor Fund. Accordingly, the Predecessor Fund is the successor to the Prior Predecessor Fund. The Predecessor Fund had an investment objective, strategies and policies substantially similar to the Prior Predecessor Fund, which was advised by the Prior Advisor. The following information provides some indication of the risks of investing in the Fund by showing the performance of the Fund’s shares from year to year and by showing the Fund’s average annual total returns compared with those of a broad-based market index. The performance of the Fund and of the Predecessor Fund was calculated net of the Fund’s and Predecessor Fund’s respective fees and expenses. The Fund’s performance has not been restated to reflect any differences in expenses paid by the Predecessor Fund and those paid by the Fund. The Predecessor Fund’s performance is included because the Fund believes that the performance information presented is relevant for consideration by prospective Fund investors. Although the actual performance of the Predecessor Fund is not the performance of the Fund, the Fund has adopted the performance of the Predecessor Fund as its performance. Such performance is not necessarily indicative of the Fund’s future performance. Updated performance information is available on the Fund’s website at www.FortPittCapitalFunds.com or by calling the Fund toll-free at 1-866-688-8775.

Performance Past Does Not Indicate Future [Text]	Such performance is not necessarily indicative of the Fund’s future performance.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing the performance of the Fund’s shares from year to year and by showing the Fund’s average annual total returns compared with those of a broad-based market index.
Bar Chart [Heading]	Annual Total Returns (before taxes) as of December 31
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the period shown on the bar chart, the Fund’s highest and lowest quarterly returns are as follows:

Highest Quarter:		Lowest Quarter:
Q4 ended December 31, 2020	18.18%	Q1 ended March 31, 2020	-24.97%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	18.18%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(24.97%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]
Average Annual Total Returns (For the Periods Ended December 31, 2025)	1 Year	5 Years	10 Years
Fort Pitt Capital Total Return Fund
Return Before Taxes	20.98%	11.31%	12.51%
Return After Taxes on Distributions	15.79%	7.85%	10.19%
Return After Taxes on Distributions and Sale of Fund Shares	16.11%	8.46%	9.93%
S&P 500® Index(1) (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%

(1)	The S&P 500 Index is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. The S&P 500 Index is a float-weighted index, meaning company market capitalizations are adjusted by the number of shares available for public trading. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commission or other expenses of investing.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Availability Website Address [Text]	www.FortPittCapitalFunds.com
Performance Availability Phone [Text]	1-866-688-8775